Expense Example (USD $)	0 Months Ended
Feb. 01, 2013
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	1,956
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	1,999
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	614
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,284
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,876
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	1,919
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,207
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	1,933
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	1,976
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,262
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,194
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,249
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883